Transactions and balances with related parties	12 Months Ended
Dec. 31, 2020
Transactions and balances with related parties
Transactions and balances with related parties

(20) Transactions and balances with related parties

a)   Transactions with management

Compensation

The following table shows the compensation paid to the directors and executives for services provided in their respective positions for the years ended December 31, 2020, 2019 and 2018:

	December 31,
	2020	2019	2018
Compensation	$57,429	52,635	61,189

b)   Transactions with other related parties

Below is a summary of the Company’s transactions and balances with other related parties, which are comprised of affiliates that are under common control:

i. Revenues and balances receivable to related parties

	Transaction value			Balance as of
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Sales of products to:
Vimifos, S.A. de C.V.	$4,055	9,323	8,812	$400	785	99
Frescopack, S.A. de C.V.	53	58	—	—	58	—
Taxis Aéreos del Noroeste, S.A. de C.V.	31	42	28	—	—	—
Alimentos Kowi, S.A. de C.V.	832	934	—	286	337	—
Sonora Agropecuaria, S.A. DE C.V.	123,756	178,624	—	—	12,494	—
	$128,727	188,981	8,840	$686	13,674	99

ii. Expenses and balances payable to related parties

	Transaction value			Balance as of
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Purchases of food, raw materials and packing supplies
Vimifos, S.A. de C.V.	$411,129	582,458	557,490	$58,836	41,399	103,371
Frescopack, S.A. de C.V.	143,849	148,210	193,396	9,554	26,233	28,951
Pulmex 2000, S.A. de C.V.	21,414	20,667	37,794	2,407	3,976	5,227
Qualyplast, S.A. de C.V.	1,184	244	230	251	—	41
Alimentos Kowi, S.A. de C.V.	—	907	—	—	2	—
Sonora Agropecuaria, S.A. de C.V.	4,425	3,374	—	—	—	—
Purchases of vehicles, tires and spare parts
Maquinaria Agrícola, S.A. de C.V.	$—	—	—	5	5	64
Llantas y Accesorios, S.A. de C.V.	42,554	38,947	38,581	6,378	4,213	3,374
Autos y Accesorios, S.A. de C.V.	48,129	10,776	18,776	339	124	4,712
Autos y Tractores de Culiacán, S.A. de C.V.	42,857	11,519	17,671	336	149	1,486
Camiones y Tractocamiones de Sonora, S.A. de C.V.	91,098	270,968	19,490	2,636	149	216
Agencia MX-5, S.A de C.V.	63	904	47	6	9	7
Alfonso R. Bours, S.A. de C.V.	2,651	187	307	50	49	40
Cajeme Motors S.A. de C.V.	287	183	30	44	89	5
Airplane leasing expenses
Taxis Aéreos del Noroeste, S.A. de C.V.	$—	24,971	8,368	—	307	20
				$80,842	76,704	147,514

As of December 31, 2020, 2019 and 2018, balances payable to related parties correspond to current accounts denominated in pesos that bear no interest and are payable on a short-term basis.